ALPINE SMALL CAP FUND

A SERIES OF ALPINE SERIES TRUST

SUPPLEMENT DATED NOVEMBER 25, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2014

Effective November 25, 2014, the following language replaces the applicable disclosure of the section of the Statement of Additional Information titled “Portfolio Managers”:

Portfolio Manager	Global Consumer	CAP	International	Income & Growth	Emerging Markets	Infrastructure	Foundation	Dividend	Financial Services	Small Cap	Transformations	Accelerating Dividend
Michael T. Smith										**

** Portfolio Manager
* * *

All references to Mr. Peter Belton in the Statement of Additional Information are hereby removed.

Please retain this Supplement for future reference.